Related parties - Outstanding related party transactions (Details) - Joint ventures where entity is venturer - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Trade receivables	$ 112	$ 46
Trade payables	0	103
Shareholders Loan	17,369	850
Turnover	235	0
Dividend Income	150	150
Bari Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0	46
Trade payables	0	0
Shareholders Loan	850	850
Turnover	14	0
Dividend Income	0	0
Bastia Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Trade payables	0	0
Shareholders Loan	0	0
Turnover	0	0
Dividend Income	150	150
Tankers Agencies (UK) Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	63	0
Trade payables	0	103
Shareholders Loan	0	0
Turnover	0	0
Dividend Income	0	$ 0
be HYDRO bv
Disclosure of transactions between related parties [line items]
Trade receivables	0
Trade payables	0
Shareholders Loan	903
Turnover	0
Dividend Income	0
JPN H2Ydro CO. Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	15
Trade payables	0
Shareholders Loan	6,690
Turnover	0
Dividend Income	0
FRS Windcat Offshore Logistics GmbH
Disclosure of transactions between related parties [line items]
Trade receivables	5
Trade payables	0
Shareholders Loan	3,688
Turnover	117
Dividend Income	0
TSM Windcat
Disclosure of transactions between related parties [line items]
Trade receivables	30
Trade payables	0
Shareholders Loan	5,238
Turnover	104
Dividend Income	$ 0